Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

6. Inventories

Inventories consist of the following:

	As of December 31,
	2019	2020
Finished products	144,543	820,168
Raw materials, work in process and supplies	373,543	227,836
Total	518,086	1,048,004

Raw materials, work in process and supplies as of December 31, 2019 and 2020 primarily consist of materials for volume production which will be transferred into production cost when incurred as well as spare parts used for after sales services.

Finished products included vehicles ready for transit at production plants, vehicles in transit to fulfil customers’ orders, new vehicles available for immediate sales at the Group’s sales and servicing center locations.